EARNINGS PER SHARE - Narrative (FY) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Shares not included in computation of diluted earnings per share	24	20	13